Nature of Operations and Going Concern (Details Narrative) (6K)	Feb. 26, 2021 USD ($)	Jan. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)
Disclosure of reserves within equity [line items]
Losses from inception		$ (23,028,169)	$ (22,326,312)	$ (18,120,590)
Non-adjusting events after reporting period [member] | USD [Member]
Disclosure of reserves within equity [line items]
Proceeds from public offering	$ 25,000,000